UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: October 31

Date of Reporting period: November 1, 2010 – April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Semi-Annual Report (Unaudited)
April 30, 2011

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments

April 30, 2011

JNL/PPM America Total Return Fund

Sector Weightings:	Percentage of Total Investments
Financials	25.1%
U.S. Government Agency Mortgage-Backed Securities	20.2
Non-U.S. Government Agency ABS	10.1
Energy	6.9
Materials	5.7
Utilities	5.5
Telecommunication Services	5.4
Government Securities	5.1
Consumer Discretionary	4.1
Industrials	3.5
Consumer Staples	1.8
Short Term Investments	6.6

Total Investments	100.0%

	Shares/Par	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%
American Airlines Pass-Through Trust,
10.38%, 07/02/19	$175,335	$ 204,265
Banc of America Commercial Mortgage Inc. REMIC, 5.93%, 07/10/17 (a)	300,000	330,809
Bear Stearns Commercial Mortgage Securities REMIC 5.74%, 09/11/17 (a)	300,000	335,054
5.69%, 06/11/50 (a)	300,000	330,297
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	136,464	138,741
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (b)	199,251	204,718
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	1,169	1,207
4.95%, 11/23/20	250,000	250,000
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	326,174
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.93%, 02/12/49 (a)	250,000	275,487
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	325,199
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 04/12/17 (a) (b)	300,000	332,275
United Air Lines Inc., 9.75%, 01/15/17	92,285	104,974

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,589,977)		3,159,200

CORPORATE BONDS AND NOTES - 59.5%

CONSUMER DISCRETIONARY - 4.3%
DIRECTV Holdings LLC, 3.50%, 03/01/16	200,000	203,059
Interpublic Group Cos. Inc., 10.00%, 07/15/17	100,000	119,250
Meritage Homes Corp., 6.25%, 03/15/15	100,000	99,750
MGM Resorts International, 9.00%, 03/15/20	100,000	111,500
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	100,000	108,000
NBC Universal Inc., 2.10%, 04/01/14 (b)	125,000	125,474
Volvo AB, 5.95%, 04/01/15 (b)	177,000	195,325
Wynn Las Vegas LLC, 7.75%, 08/15/20	100,000	109,250
Yonkers Racing Corp, 11.38%, 07/15/16 (b)	151,000	166,100

		1,237,708

CONSUMER STAPLES - 1.9%
Altria Group Inc., 9.95%, 11/10/38 (c)	115,000	165,144
Archer-Daniels-Midland Co., 5.77%, 03/01/41	130,000	137,996

	Shares/Par	Value
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (c)	100,000	121,553
Smithfield Foods Inc., 10.00%, 07/15/14	100,000	118,500

		543,193

ENERGY - 7.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	100,000	112,946
BP Capital Markets Plc
3.13%, 10/01/15	200,000	203,158
4.74%, 03/11/21	100,000	102,106
Calumet Specialty Products Partners LP, 9.38%, 05/01/19 (b)	100,000	104,500
Chesapeake Midstream Partners LP, 5.88%, 04/15/21 (b)	100,000	100,875
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41 (b)	200,000	201,143
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	189,195	203,100
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	150,000	174,690
Ensco Plc, 3.25%, 03/15/16	300,000	302,889
Nabors Industries Inc., 5.00%, 09/15/20	90,000	91,475
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	101,378
5.38%, 01/27/21	100,000	101,414
Pride International Inc., 6.88%, 08/15/20	136,000	157,176
Weatherford International Ltd. Bermuda, 6.75%, 09/15/40	112,000	119,794

		2,076,644

FINANCIALS - 25.3%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	175,000	195,669
American General Finance Corp., 5.85%, 06/01/13	135,000	135,675
American General Finance Corp. Term Loan, 7.25%, 04/16/15 (a)	175,000	175,875
AON Corp., 8.21%, 01/01/27	100,000	113,011
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (a) (d)	125,000	135,216
Bank of America NA, 6.10%, 06/15/17	450,000	489,799
Banque PSA Finance, 3.38%, 04/04/14 (b)	350,000	354,073
Braskem Finance Ltd., 5.75%, 04/15/21 (b)	200,000	199,500
Caisse Centrale Desjardins du Quebec, 2.55%, 03/24/16 (b)	250,000	250,064
Capital One Capital VI, 8.88%, 05/15/40	190,000	200,688
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	107,000
Citigroup Inc., 6.00%, 08/15/17	205,000	226,016
Credit Suisse AG, 5.40%, 01/14/20	125,000	128,927
Discover Bank, 7.00%, 04/15/20	250,000	281,133
Duke Realty LP, 8.25%, 08/15/19	100,000	121,437
First Horizon National Corp., 5.38%, 12/15/15	200,000	212,902
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	317,000	317,171
General Electric Capital Corp., 2.10%, 01/07/14	300,000	303,209
Goldman Sachs Group Inc. 3.63%, 02/07/16	193,000	194,426
5.95%, 01/18/18	125,000	136,814
6.75%, 10/01/37	100,000	103,644
HSBC Finance Corp., 6.68%, 01/15/21 (b)	100,000	106,135
HSBC USA Inc, 9.50%, 04/15/14	145,000	171,246
Hyundai Capital Services Inc., 6.00%, 05/05/15 (b)	100,000	109,321
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	159,000
7.13%, 09/01/18 (b)	125,000	134,375
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (a) (d)	100,000	109,873
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	168,513

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

April 30, 2011

	Shares/Par	Value
Merrill Lynch & Co. Inc., 6.15%, 04/25/13	200,000	216,742
Morgan Stanley, 3.80%, 04/29/16	207,000	207,728
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	276,955
SLM Corp., 6.25%, 01/25/16	140,000	148,448
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	234,070
UBS AG Stamford, 5.88%, 07/15/16	102,000	112,136
UPCB Finance III Ltd., 6.63%, 07/01/20 (b)	136,000	133,790
Wells Fargo & Co. 7.98% (callable at 100 beginning 03/15/18) (a) (d)	100,000	110,000
3.68%, 06/15/16	435,000	447,051

		7,227,632

INDUSTRIALS - 3.3%
ARAMARK Corp., 8.63%, 05/01/16 (b)	100,000	102,750
Bombardier Inc., 7.75%, 03/15/20 (b)	128,000	142,560
ITT Corp., 4.90%, 05/01/14	450,000	486,440
Novelis Inc. Replacement Term Loan, 4.00%, 03/10/17 (a)	99,750	100,648
Owens Corning, 9.00%, 06/15/19	100,000	119,252

		951,650

MATERIALS - 6.0%
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	250,000	302,131
Cargill Inc., 7.35%, 03/06/19 (b)	100,000	121,883
Cemex SAB de CV, 9.00%, 01/11/18 (b)	178,000	184,453
Dow Chemical Co., 7.60%, 05/15/14 (c)	150,000	174,128
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	100,000	100,886
Lyondell Chemical Co., 8.00%, 11/01/17 (b)	90,000	100,350
Teck Resources Ltd., 10.75%, 05/15/19	390,000	498,732
Votorantim Cimentos SA, 7.25%, 04/05/41 (b)	250,000	246,875

		1,729,438

TELECOMMUNICATION SERVICES - 5.7%
CC Holdings GS V LLC, 7.75%, 05/01/17 (b)	100,000	110,500
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	200,000	199,049
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	200,000	202,283
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	112,735
Santander Holdings USA Inc., 4.63%, 04/19/16	200,000	206,431
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	163,596
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	97,881
Verizon Communications Inc., 1.95%, 03/28/14	300,000	302,579
Virgin Media Finance Plc, 8.38%, 10/15/19	100,000	113,000
Virgin Media Secured Finance Plc, 6.50%, 01/15/18	100,000	109,500

		1,617,554

UTILITIES - 5.7%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	183,313
Calpine Corp., 7.88%, 01/15/23 (b)	100,000	106,500
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	172,034
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	250,000	258,019
GenOn Energy Term Loan B, 6.00%, 09/20/17 (a)	99,500	100,523
Oncor Electric Delivery Co., 6.80%, 09/01/18	100,000	116,056
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	350,000	355,478

	Shares/Par	Value
Sempra Energy, 2.00%, 03/15/14	350,000	350,433

		1,642,356

Total Corporate Bonds and Notes (cost $15,808,458)		17,026,175

GOVERNMENT AND AGENCY OBLIGATIONS - 26.6%

GOVERNMENT SECURITIES - 5.4%
Municipals - 0.2%
University of Texas System, 4.79%, 08/15/46	75,000	70,996
Sovereign - 0.4%
Tennessee Valley Authority, 5.25%, 09/15/39	100,000	106,011
U.S. Treasury Securities - 4.8%
U.S. Treasury Bond
3.88%, 08/15/40	45,000	40,964
4.25%, 11/15/40	513,000	498,732
U.S. Treasury Note
2.25%, 03/31/16	360,000	365,288
2.63%, 11/15/20	212,000	200,572
3.63%, 02/15/21	248,000	254,743

		1,360,299

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.2%
Federal Home Loan Mortgage Corp. - 9.6%
Federal Home Loan Mortgage Corp.
4.00%, 05/15/26, TBA (f)	780,000	808,518
5.00%, 08/01/40	1,240,203	1,310,272
6.00%, 05/15/41, TBA (f)	582,000	635,471

		2,754,261
Federal National Mortgage Association - 9.1%
Federal National Mortgage Association
4.50%, 05/15/26, TBA (f)	254,000	268,049
4.50%, 08/01/40, TBA (f)	698,134	719,307
4.00%, 06/15/41, TBA (f)	512,000	507,760
5.50%, 06/15/41, TBA (f)	1,039,000	1,114,652

		2,609,768
Government National Mortgage Association - 2.5%
Government National Mortgage Association
4.50%, 04/15/41	688,000	721,124

Total Government and Agency Obligations (cost $7,557,172)		7,622,459

COMMON STOCKS - 0.2%

FINANCIALS - 0.2%
Citigroup Inc. (g)	12,269	56,315

Total Common Stocks (cost $29,149)		56,315

PREFERRED STOCKS - 1.0%

FINANCIALS - 1.0%
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15)	10,000	277,600

Total Preferred Stocks (cost $257,860)		277,600

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

April 30, 2011

	Shares/Par	Value
SHORT TERM INVESTMENTS - 7.0%

Investment Company - 7.0%
JNL Money Market Fund, 0.03% (h) (i)	1,997,522	1,997,522

Total Short Term Investments (cost $1,997,522)		1,997,522

Total Investments - 105.3% (cost $28,240,138)		30,139,271
Other Assets and Liabilities, Net - (5.3%) (j)		(1,522,102)

Total Net Assets - 100.0%		$28,617,169

(a)	Variable rate security. Rate stated was in effect as of April 30, 2011.
(b)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of April 30, 2011, the value of Rule 144A and Section 4(2) liquid securities was $6,643,816.
(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(f)	Investment purchased on a delayed delivery basis. As of April 30, 2011, the total payable of investments purchased on a delayed delivery basis was $4,053,757
(g)	Non-income producing security.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2011.
(j)	Cash is pledged as collateral for open futures contracts. As of April 30, 2011, total value of collateral was $26,075.

Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to the Schedules of Investments

April 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)* :

JNL/PPM America Total Return Fund
Australia	0.6%
Brazil	0.9
Canada	3.9
Cayman Islands	1.9
Chile	0.3
France	1.3
Germany	0.7
Hong Kong	0.7
Italy	0.6
Mexico	0.6
South Korea	0.4
Sweden	0.7
Switzerland	1.3
United Arab Emirates	1.4
United Kingdom	5.3
United States	79.4

Total Long-Term Investments	100.0%

*  The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at April 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

April 30, 2011

JNL Money Market Fund

Sector Weightings:	Percentage of Total Investments
Financials	6.1%
Government Securities	1.5
Information Technology	0.4
Short Term Investments	92.0

Total Investments	100.0%

	Shares/Par	Value
CORPORATE BONDS AND NOTES - 6.5%

FINANCIALS - 6.1%
Bank of America NA
0.40%, 07/18/11	$ 13,000,000	$ 13,000,000
0.31%, 07/27/11 (a)	15,700,000	15,700,000
Bear Stearns Cos. Inc., 0.50%, 11/28/11 (a)	3,850,000	3,853,855
Goldman Sachs Group Inc.
0.49%, 08/05/11 (a)	7,500,000	7,502,556
0.69%, 10/07/11 (a)	11,000,000	11,017,026
6.60%, 01/15/12	13,429,000	13,983,493
0.45%, 02/06/12 (a)	2,105,000	2,103,645
HSBC Finance Corp., 6.75%, 05/15/11	2,000,000	2,005,016
Toyota Motor Credit Corp., 0.26%, 02/02/12 (a)	14,750,000	14,750,000
Wachovia Corp., 0.41%, 10/15/11 (a)	5,500,000	5,503,936
Wells Fargo & Co.
5.30%, 08/26/11	8,066,000	8,192,958
0.36%, 01/24/12 (a)	6,700,000	6,704,433

		104,316,918
INFORMATION TECHNOLOGY - 0.4%
Hewlett-Packard Co., 4.25%, 02/24/12	6,500,000	6,700,723

Total Corporate Bonds and Notes (cost $111,017,641)		111,017,641

GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%

GOVERNMENT SECURITIES - 1.5%
Federal Home Loan Bank - 1.5% (b)
Federal Home Loan Bank
0.45%, 03/06/12	10,000,000	10,000,000
0.47%, 03/16/12	14,750,000	14,750,000

Total Government and Agency Obligations (cost $24,750,000)		24,750,000

SHORT TERM INVESTMENTS - 92.0%

Certificates of Deposit - 32.4%
Bank of America Corp., 0.35%, 09/06/11	8,700,000	8,700,000
Bank of Montreal
0.23%, 10/03/11 (a)	24,500,000	24,500,000
0.35%, 10/26/11 (a)	20,000,000	20,000,000
Bank of Nova Scotia
0.81%, 05/12/11 (a)	5,150,000	5,150,811
0.35%, 06/27/11	20,500,000	20,500,000
0.24%, 10/31/11	5,000,000	5,000,000
0.36%, 11/28/11	10,000,000	10,000,000
0.27%, 01/25/12 (a)	11,500,000	11,500,000
Barclays Bank Plc
0.60%, 07/01/11	16,000,000	16,000,000
0.76%, 10/25/11	15,000,000	15,000,000
0.81%, 02/16/12	4,000,000	4,000,000
BNP Paribas SA
0.48%, 08/29/11	15,500,000	15,500,000
0.76%, 03/01/12	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
0.35%, 06/24/11	22,400,000	22,400,000
0.29%, 07/12/11 (a)	9,000,000	8,999,885

	Shares/Par	Value
0.47%, 01/19/12 (a)	8,000,000	8,010,003
0.28%, 04/30/12 (a)	8,600,000	8,600,000
Citibank
0.25%, 06/10/11	14,400,000	14,400,000
0.27%, 07/21/11	8,000,000	8,000,000
Citibank NA, 0.26%, 05/23/11	9,400,000	9,400,000
Credit Agricole SA, 0.22%, 08/04/11	20,000,000	20,000,000
DnB NOR Bank ASA
0.15%, 05/11/11	8,000,000	8,000,000
0.33%, 11/07/11 (a)	9,000,000	9,000,000
0.48%, 11/22/11	7,000,000	7,000,000
0.30%, 03/31/12 (a)	16,000,000	16,000,000
Nordea Bank Finland Plc, 0.27%, 10/14/11	14,000,000	14,000,000
Rabobank Nederland NV
0.34%, 09/12/11	15,600,000	15,600,000
0.28%, 11/07/11 (a)	9,000,000	9,000,000
Royal Bank of Canada
0.33%, 08/15/11	8,500,000	8,500,999
0.33%, 08/15/11	15,000,000	15,001,763
0.21%, 10/28/11	8,600,000	8,600,000
0.26%, 03/02/12 (a)	16,500,000	16,500,000
Societe Generale
0.22%, 05/03/11	12,500,000	12,500,000
0.20%, 06/08/11	14,900,000	14,900,000
Standard Chartered Bank
0.27%, 07/29/11 (a)	9,000,000	9,000,000
0.44%, 12/05/11 (a)	22,000,000	22,000,000
Svenska Handelsbanken, 0.35%, 08/15/11	10,000,000	10,000,733
Toronto-Dominion Bank NY
0.16%, 05/12/11	4,500,000	4,500,000
0.32%, 05/24/11	11,000,000	11,000,000
0.35%, 06/22/11	22,000,000	22,000,000
0.28%, 10/28/11 (a)	7,600,000	7,600,000
0.40%, 04/27/12	7,000,000	7,000,000
UBS AG, 0.62%, 03/02/12	21,300,000	21,300,000
UBS AG Stamford
0.53%, 07/15/11	5,500,000	5,500,000
0.53%, 11/23/11 (a)	8,700,000	8,700,000

		548,864,194
Commercial Paper - 28.6%
Amsterdam Funding Corp.
0.16%, 05/12/11 (c)	9,000,000	8,999,560
0.24%, 05/19/11 (c)	14,600,000	14,598,248
CAFCO LLC, 0.23%, 07/06/11 (c)	22,800,000	22,790,386
Cargill Inc.
0.15%, 05/02/11 (c)	18,800,000	18,799,922
0.11%, 05/13/11 (c)	4,200,000	4,199,846
Chariot Funding LLC
0.20%, 06/03/11 (c)	14,000,000	13,997,433
0.17%, 06/15/11 (c)	7,000,000	6,998,513
Ciesco LLC
0.15%, 05/02/11 (c)	10,200,000	10,199,957
0.29%, 05/10/11 (c)	7,800,000	7,799,435
0.16%, 05/16/11 (c)	3,000,000	2,999,800
Coca-Cola Co.
0.23%, 05/13/11 (c)	27,700,000	27,697,876
0.17%, 06/22/11 (c)	4,000,000	3,999,018
0.25%, 07/06/11 (c)	9,800,000	9,795,508
Colgate-Palmolive Co., 0.12%, 05/04/11 (c)	7,500,000	7,499,925
CRC Funding LLC, 0.16%, 05/09/11 - 05/24/11 (c)	14,000,000	13,999,035
Falcon Asset Securitization Co. LLC
0.16%, 05/11/11 (c)	16,400,000	16,399,271
0.26%, 05/23/11 (c)	6,100,000	6,099,031
0.17%, 06/15/11 (c)	7,000,000	6,998,513
General Electric Capital Corp., 0.32%,
06/14/11	21,000,000	20,991,787

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

April 30, 2011

	Shares/Par	Value
Hewlett-Packard Co., 0.11%, 05/17/11 (c)	2,500,000	2,499,878
International Business Machines Corp.
0.08%, 05/03/11 (c)	7,694,000	7,693,966
0.09%, 05/03/11 (c)	8,618,000	8,617,959
0.09%, 05/03/11 (c)	4,788,000	4,787,976
John Deere Capital Corp., 0.13%, 06/01/11 (c)	9,500,000	9,498,937
Johnson & Johnson, 0.12%, 05/20/11 (c)	3,600,000	3,599,772
Jupiter Securitization Corp.
0.16%, 05/20/11 (c)	7,000,000	6,999,409
0.20%, 06/03/11 (c)	11,400,000	11,397,910
Market Street Funding Corp., 0.27%, 06/13/11 (c)	10,300,000	10,296,678
Market Street Funding LLC, 0.26%, 07/01/11 (c)	10,200,000	10,195,506
New York Life Capital, 0.18%, 06/07/11 (c)	2,600,000	2,599,519
Old Line Funding LLC
0.25%, 06/14/11	4,500,000	4,498,625
0.22%, 07/06/11 (c)	17,300,000	17,293,022
Procter & Gamble Co.
0.19%, 06/10/11 (c)	7,400,000	7,398,438
0.12%, 06/15/11 (c)	11,000,000	10,998,350
0.15%, 06/15/11 (c)	7,500,000	7,498,594
Sanoti-Aventis SA
0.31%, 08/18/11 (c)	19,000,000	18,982,166
0.34%, 09/14/11 (c)	20,000,000	19,974,311
Svenska Handelsbanken, 0.20%, 07/08/11	16,000,000	15,993,956
Toyota Motor Credit Corp., 0.26%, 07/08/11 (c)	17,000,000	16,991,651
Wal-Mart Stores Inc.
0.13%, 05/09/11 (c)	11,900,000	11,899,656
0.11%, 05/23/11 (c)	15,900,000	15,898,931
Walt Disney Co.
0.13%, 05/10/11 (c)	2,700,000	2,699,912
0.12%, 05/17/11	12,200,000	12,199,349
0.12%, 05/23/11 (c)	2,700,000	2,699,802
0.15%, 06/06/11 (c)	1,100,000	1,099,835
0.16%, 06/17/11 (c)	5,000,000	4,998,956
Windmill Funding LLC, 0.16%, 05/13/11 - 05/18/11 (c)	11,000,000	10,999,258

		485,175,386
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.03% (d)	17,948	17,948
Repurchase Agreements - 31.0%
Repurchase Agreement with Bank of America Merrill Lynch, 0.04% (Collateralized by $45,937,419 Federal Home Loan Mortgage Corp., 2.63%, due 09/01/35, value $48,148,367 and $53,676,516 Federal National Mortgage Association, 4.50%, due 12/01/40, value $55,177,633) acquired on 04/29/11, due on 05/02/11 at $101,300,338	$ 101,300,000	101,300,000
Repurchase Agreement with Barclay’s Capital, 0.05% (Collateralized by $137,593,264 Government National Mortgage Association, 3.50% - 5.50%, due 05/15/40 - 03/20/41, value $144,330,000) acquired on 04/29/11, due on 05/02/11 at $141,500,590	141,500,000	141,500,000
Repurchase Agreement with HSBC Securities, 0.05% (Collateralized by $43,897,964 Federal National Mortgage Association, 4.00% - 6.00%, due 05/01/22 - 04/01/26, value $45,904,744) acquired on 04/29/11, due on 05/02/11 at $45,000,188	45,000,000	45,000,000

	Shares/Par	Value
Repurchase Agreement with UBS Securities, 0.06% (Collateralized by $236,284,458 Federal National Mortgage Association, 3.50% - 4.50%, due 02/01/26 - 12/01/40, value $242,046,000) acquired on 04/29/11, due on 05/02/11 at $237,301,187	237,300,000	237,300,000

		525,100,000

Total Short Term Investments (cost $1,559,157,528)		1,559,157,528

Total Investments - 100.0% (cost $1,694,925,169)		1,694,925,169
Other Assets and Liabilities, Net - 0.0%		482,074

Total Net Assets - 100.0%		$ 1,695,407,243

(a)	Variable rate security. Rate stated was in effect as of April 30, 2011.
(b)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(c)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of April 30, 2011, the value of Rule 144A and Section 4(2) liquid securities was $431,491,669.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

April 30, 2011

Investments in Affiliates - See Note 4 in the Notes to the Financial Statements for further discussion of affiliated investments. The JNL/PPM America Total Return Fund had an investment in the JNL Money Market Fund, an affiliate of the Fund, during the period ended April 30, 2011. JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund at October 31, 2010 and April 30, 2011 was $1,833,276 and $1,997,522, respectively. Dividend income received from this investment during the period ended April 30, 2011 was $1,184. There was no realized gain or loss relating to transactions in this investment during the period ended April 30, 2011.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national exchange or foreign stock exchange or investments in mutual funds. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets and securities subject to corporate actions. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including Jackson National Asset Management, LLC’s (“Adviser”) own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available. There were no significant transfers between Level 1 and Level 2 during the period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. See Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund’s investments in securities and other financial instruments as of April 30, 2011 by valuation level.

	Assets as of April 30, 2011 by Level: Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$3,159,200	$—	$3,159,200
Corporate Bonds and Notes	—	17,026,175	—	17,026,175
Government and Agency Obligations	—	7,622,459	—	7,622,459
Common Stocks	56,315	—	—	56,315
Preferred Stocks	277,600	—	—	277,600
Short Term Investments	1,997,522	—	—	1,997,522
Fund Total	$2,331,437	$27,807,834	$—	$30,139,271

JNL Money Market Fund
Corporate Bonds and Notes	$—	$111,017,641	$—	$111,017,641
Government and Agency Obligations	—	24,750,000	—	24,750,000
Short Term Investments	17,948	1,559,139,580	—	1,559,157,528
Fund Total	$17,948	$1,694,907,221	$—	$1,694,925,169

	Assets as of April 30, 2011 by Level: Investments in Other Financial Instruments[1]				Liabilities as of April 30, 2011 by Level: Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$21,676	$-	$-	$21,676	$(46,689)	$-	$-	$(46,689)

1Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

April 30, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/PPM America Total Return Fund

U.S. Treasury Bond Future, 30-Year	June 2011	1	$3,999
U.S. Treasury Note Future, 10-Year	June 2011	6	15,523
U.S. Treasury Note Future, 2-Year	June 2011	2	2,154
U.S. Treasury Note Future, 5-Year	June 2011	(26)	(46,689)

			$(25,013)

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

April 30, 2011

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a)	$28,141,749	$1,169,825,169
Investments - affiliated, at value (b)	1,997,522	–
Repurchase agreements (a)	–	525,100,000

Total investments, at value (c)	30,139,271	1,694,925,169
Cash	–	109
Receivable for investments sold	5,640,213	–
Receivable for dividends and interest	260,810	849,997
Receivable for variation margin	1,438	–
Receivable for deposits with brokers	26,075	–
Other assets	889	6,435

Total assets	36,068,696	1,695,781,710

Liabilities
Cash overdraft	543	–
Payable for advisory fees	11,635	255,985
Payable for administrative fees	2,327	–
Payable for investment securities purchased	7,433,176	–
Payable for dividends	–	72,971
Payable for trustee fees	587	26,711
Payable for other expenses	212	18,800
Payable for variation margin	3,047	–

Total liabilities	7,451,527	374,467

Net assets	$28,617,169	$1,695,407,243

Net assets consist of:
Paid-in capital	$25,517,351	$1,695,405,964
Undistributed net investment income	403,232	–
Accumulated net realized gain	822,466	1,279
Net unrealized appreciation on investments and foreign currency	1,874,120	–

	$28,617,169	$1,695,407,243

Shares outstanding (no par value), unlimited shares authorized	2,513,264	1,695,405,964
Net asset value per share	$11.39	$1.00

(a) Investments - unaffiliated, at cost	$26,242,616	$1,694,925,169
(b) Investments - affiliated, at cost	1,997,522	–

(c) Total investments, at cost	$28,240,138	$1,694,925,169

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the Six Months Ended April 30, 2011

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends (a)	$11,137	$62
Interest	678,377	2,077,013

Total investment income	689,514	2,077,075

Expenses
Advisory fees	68,787	1,465,680
Administrative fees	13,757	–
Legal fees	100	4,780
Trustee fees	321	16,210
Other expenses	398	17,095

Total expenses	83,363	1,503,765

Net investment income	606,151	573,310

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	688,293	1,303
Futures contracts	77,979	–
Net change in unrealized appreciation (depreciation) on:
Investments	(259,826)	–
Futures contracts	16,424	–

Net realized and unrealized gain	522,870	1,303

Net increase in net assets from operations	$1,129,021	$574,613

(a) Dividends from affiliated investments	$1,184	$—

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Total Return Fund				JNL Money Market Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Year Ended October 31, 2010		For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Operations
Net investment income	$606,151		$1,164,571		$573,310	$621,800
Net realized gain	766,272		2,036,182		1,303	13,443
Net change in unrealized appreciation (depreciation)	(243,402)		364,230		–	–

Net increase in net assets from operations	1,129,021		3,564,983		574,613	635,243

Distributions to shareholders
From net investment income
Class A/Institutional Class	(1,191,029)		(982,782)		(573,310)	(621,800)
From net realized gains
Class A/Institutional Class	(1,964,107)		(1,379,433)		(5,024)	(40,629)

Total distributions to shareholders	(3,155,136)		(2,362,215)		(578,334)	(662,429)

Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	–		–		9,447,746,901	13,736,592,238
Reinvestment of distributions
Class A/Institutional Class	3,155,136		2,362,215		–	–
Cost of shares redeemed
Class A/Institutional Class	–		–		(9,262,658,230)	(13,070,448,364)

Net increase in net assets from share transactions	3,155,136		2,362,215		185,088,671	666,143,874

Net increase net assets	1,129,021		3,564,983		185,084,950	666,116,688

Net assets beginning of year	27,488,148		23,923,165		1,510,322,293	844,205,605

Net assets end of year	$28,617,169		$27,488,148		$1,695,407,243	$1,510,322,293

Undistributed net investment income	$403,232		$988,110		$–	$–

[1]Share transactions
Shares sold
Class A/Institutional Class	–		–		9,447,746,901	13,736,592,238
Reinvestment of distributions
Class A/Institutional Class	292,956		216,320		–	–
Shares redeemed
Class A/Institutional Class	–		–		(9,262,658,230)	(13,070,448,364)

Net increase
Class A/Institutional Class	292,956		216,320		185,088,671	666,143,874

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$68,732,844	(a)	$113,096,493	(b)	$256,139,063	$59,885,248
Proceeds from sales of securities	67,470,704	(a)	112,794,003	(b)	183,110,150	62,687,300

(a)	Amounts include $17,338,116 and $19,804,032 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $15,292,233 and $14,585,773 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

	Increase (Decrease) from Investment Operations (f)						Distributions from				Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gains, (Losses)	Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Expenses to Average Net Assets (c)	Net Investment Income (Loss) to Average Net Assets (c)
JNL/PPM America Total Return Fund
04/30/2011	$12.38	$0.25		$0.18	$0.43		$(0.54)		$(0.88)	$11.39	4.14%	$28,617	181	% (e)	0.61%	4.41%
10/31/2010	11.94	0.53		1.09	1.62		(0.49)		(0.69)	12.38	14.88	27,488	246	(e)	0.60	4.56
10/31/2009 (a)	10.00	0.40		1.54	1.94		–		–	11.94	19.40	23,923	476	(e)	0.80	4.39
JNL Money Market Fund
04/30/2011	1.00	0.00	(g)	–	0.00	(g)	(0.00	) (g)	–	1.00	0.04	1,695,407	n/a		0.19	0.07
10/31/2010	1.00	0.00	(g)	–	0.00	(g)	0.00	(g)	–	1.00	0.06	1,510,322	n/a		0.20	0.06
10/31/2009	1.00	0.01		–	0.01		(0.01)		–	1.00	0.60	844,206	n/a		0.21	0.49
10/31/2008	1.00	0.03		–	0.03		(0.03)		–	1.00	3.12	504,934	n/a		0.21	3.14
10/31/2007	1.00	0.05		–	0.05		(0.05)		–	1.00	5.23	541,303	n/a		0.21	5.10
10/31/2006	1.00	0.05		–	0.05		(0.05)		–	1.00	4.74	300,960	n/a		0.22	4.66

(a)	Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.
(b)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Not annualized for periods of less than one year.
(e)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009, 454% for the year ended October 31, 2010 and 249% for the period ended April 30, 2011.

(f)	Calculated using the average shares method.
(g)	Amount represents less than $0.005.

See accompanying Notes to the Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2011

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies. The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the sub-adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as sub-adviser. The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are not currently offered to retail investors. The JNL Money Market Fund offers an Institutional Class of shares. Institutional Class shares are not sold to retail investors.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company (“Jackson”), serves as investment adviser to each of the Funds. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. PPM America, Inc., an affiliate of JNAM, serves as a sub-adviser to JNL/PPM America Total Return Fund. At October 31, 2010, affiliated investment companies owned 100% of the outstanding capital shares of the JNL Money Market Fund. The Prudential Assurance Company Limited, an affiliate of Prudential plc, and Jackson owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund. At April 30, 2011, the shares owned of the JNL/PPM America Total Return Fund were as follows:

Class A Shares
The Prudential Assurance Company Limited	2,513,139
Jackson	125

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Debt securities are generally valued by independent pricing services approved by the Trust’s Board of Trustees (“Board” or “Trustees”). Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Fund’s Adviser, a broker/dealer or widely used quotation system. All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange trade futures are valued at the last sales price as of the close of business on the local exchange. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number. For expanded disclosure of fair value

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2011

measurements, see the Notes to the Schedules of Investments, FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”.

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuation inputs.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/PPM America Total Return Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax. The JNL Money Market Fund declares dividends daily and pays dividends monthly. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Expenses – Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FINANCIAL DERIVATIVES AND OTHER SECURITIES INVESTMENTS

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraph.

Futures Contracts – The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. During the period, the Fund used futures contracts to manage its exposure to or hedge against changes in interest rates and to replicate a treasury cash bond position. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Variation margin related to futures is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities. During the period ended April 30, 2011, realized gains and change in unrealized appreciation (depreciaton) in futures contracts is reflected for such investments in the Statement of Operations. The futures contracts outstanding as of April 30, 2011, as disclosed in the Notes to the Schedule of Investments and the

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2011

amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. JNAM monitors that the daily market value of the collateral for the repurchase agreement is in excess of the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - The JNL/PPM America Total Return Fund may purchase or sell securities on a delayed delivery basis, including To Be Announced (“TBA”) securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the JNL/PPM America Total Return Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short. Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2011

Dollar Roll Transactions – The JNL/PPM America Total Return Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral– The JNL/PPM America Total Return Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers pay the Fund’s securities lending agent negotiated lender fees and the Fund receives a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The JNL/PPM America Total Return Fund did not participate in the securities lending program during the period ended April 30, 2011.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services. The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion. The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost. In accordance with the Administration Agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees. Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC (“JNLD”) provides distribution services at no additional cost to the Funds.

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares. JNLD is the principal underwriter of the Fund, with responsibility for promoting sales of Fund shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. The Fund is subject to a Rule 12b-1 Fee in the annual amount of 0.20% for Class A shares in the event the Fund is offered for sale to the public. The Fund is not presently offered for sale to the public and does not currently pay a Rule 12b-1 Fee. Institutional Class shares of JNL Money Market Fund have no 12b-1 fees.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended April 30, 2011, the JNL/PPM America Total Return Fund invested in the JNL Money Market Fund. The JNL Money Market Fund is advised by JNAM and offered as a cash management tool to the JNL/PPM America Total Return Fund and other affiliated funds managed by JNAM and is not available for direct purchase by members of the public.

NOTE 5. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.

To the extent there are differences between the amounts recognized for book-basis and federal tax-basis that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2011

differences may include but are not limited to the following: expired capital loss carryforwards, market discount or paydown reclassifications, net operating losses, accounting treatment of notional principal contracts and distribution adjustments. The JNL/PPM America Total Return Fund had reclassifications to undistributed net investment income and accumulated realized gain of $35,823 and ($35,823), respectively, for the year ended October 31, 2010. These reclassifications have no impact on net assets.

As of April 30, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$28,244,821	$1,909,940	$(15,490)	$1,894,450
JNL Money Market Fund	1,694,925,169	–	–	–

The JNL/PPM America Total Return Fund and the JNL Money Market Fund paid distributions of $2,362,215 and $662,429, respectively, from net ordinary income for the year ended October 31, 2010, the Funds’ last fiscal year end.

At October 31, 2010, the Funds’ last fiscal year end, the Funds did not have any capital loss carryovers for U.S. Federal income tax purposes.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008, 2009 and 2010 which remain subject to examination, by the Internal Revenue Service. These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the year ended October 31, 2010.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

April 30, 2011

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 11/01/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 11/01/2010	Ending Account Value 4/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Total Return Fund
Class A	$1,000.00	$1,041.40	0.61%	$3.09	$1,000.00	$1,020.00	0.61%	$3.06
JNL Money Market Fund
Institutional Class	1,000.00	1,000.40	0.19	0.94	1,000.00	1,020.00	0.19	0.95

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Funds’ Board has adopted the Proxy voting policies and procedures (“Policy”) of the Adviser, pursuant to which the Funds’ Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest, in accordance with their Procedures. A description of the Policy and the Procedures used by the Adviser and sub-advisers to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies for portfolio securities during the 12-month period ended June 30, 2010 are available (1) without charge, upon request by calling 1-866-255-1935, and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS THE TRUST

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee
Mark D. Nerud, CPA (44)[1] 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Disinterested Trustees
Michael Bouchard (55) 1 Corporate Way Lansing, MI 48951	Trustee[2] (12/2003 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
William J. Crowley, Jr. (65) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2007 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (73) 1 Corporate Way Lansing, MI 48951	Trustee[2] (2/2002 to present) Chairman of the Board (2/2004 to 12/2010)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Michelle Engler (53) 1 Corporate Way Lansing, MI 48951	Chair of the Board[3] (1/2011 to present) Trustee[2] (12/2003 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
James Henry, Ph.D. (72) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2007 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 7/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Richard McLellan (68) 1 Corporate Way Lansing, MI 48951	Trustee[2] (12/1994 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2007 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (56) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

[1]	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Fund’s Adviser.

[2]	The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

[3]

 Beginning January 1, 2011, the Chairman shall serve as Chairman for no more than three consecutive years and may not be re-elected as Chairman until at least one year has elapsed since the end of the Chairman’s term. Chair Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Karen J. Buiter, CPA (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable
Kelly L. Crosser (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable
Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable
Danielle A. Bergandine (30) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 to 08/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable
Daniel W. Koors, CPA (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present), Chief Operating Officer of the Adviser (4/2011 to present), and Chief Financial Officer of the Adviser (1/2007 to 4/2011); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Michael Piszczek, CPA (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice

President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable
Susan S. Rhee (39) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2011.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$1,975	$0	$0	$69,000[4]
William J. Crowley, Jr.	$2,154	$0	$0	$75,250[5]
Dominic D’Annunzio[3]	$2,261	$0	$0	$79,000[6]
Michelle Engler[9]	$2,261	$0	$0	$79,000
James Henry	$2,046	$0	$0	$71,500[7]
Richard McLellan	$2,011	$0	$0	$70,250
William R. Rybak	$2,082	$0	$0	$72,750
Patricia Woodworth	$2,154	$0	$0	$75,250[8]
Steven J. Fredricks[2]	$6,185	$0	$0	$216,088

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees are $592,000.

2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3 Mr. D’Annunzio was an ex officio (non-voting) member of the Governance Committee during 2010. Therefore, he did not receive any compensation as a member of the Governance Committee.

4 Amount includes $3,450 deferred by Mr. Bouchard.

5 Amount includes $19,200 deferred by Mr. Crowley.

6 Amount includes $39,500 deferred by Mr. D’Annunzio.

7 Amount includes $57,950 deferred by Mr. Henry.

8 Amount includes $75,250 deferred by Ms. Woodworth.

9 Ms. Engler is an ex officio (non-voting) member of the Governance Committee beginning in 2011. Therefore, she did not receive any compensation as a member of the Governance Committee.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 30, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 30, 2011

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.